Financial Risk Management - Summary of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	R$ (203,351)	R$ (273,790)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(238,571)	(341,627)
Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(831)	(1,039)
Trade Payables | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(831)	(1,039)
Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(106,299)	(40,724)
Labor and Social Security Obligations | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(106,299)	(40,724)
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(85,544)	(106,199)
Lease liabilities | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(120,764)	(174,036)
Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(10,677)	(125,828)
Accounts Payable | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(10,677)	(125,828)
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(140,111)	(187,386)
Less than 1 year | Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(831)	(1,039)
Less than 1 year | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(106,299)	(40,724)
Less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(22,304)	(19,828)
Less than 1 year | Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(10,677)	(125,795)
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(41,452)	(40,312)
Between 1 and 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(41,452)	(40,279)
Between 1 and 3 years | Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	(33)
Over 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(57,008)	(113,929)
Over 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	R$ (57,008)	R$ (113,929)